Stock-based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	6 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jul. 23, 2014	Oct. 30, 2014	Feb. 20, 2014	Jan. 29, 2014	Jan. 31, 2014	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	150,000
Share Price ($ per share)	$ 30.88	30.88
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share)	$ 0.2257
Unrecognized compensation expense on options	$ 1.3	1.3
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		150,000
Percentage of shares vesting	25.00%
Period for unrecognized compensation cost recognition	4 years
Vesting period		4 years
Risk free rate percentage	1.42%
Volatility percentage	63.00%
Employee Stock Option | Share-based Compensation Award, Performance Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly dividend growth rate	15.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	825,943	409,750	416,193
Stock-based compensation expense	2.3
Unrecognized compensation cost	16.9	16.9
Period for unrecognized compensation cost recognition	3 years
Fair value per share	$ 27.37
Vesting period		3 years	3 years
Restricted Stock Units (RSUs) | Percentage vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock Units (RSUs) | Percentage vesting on the second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock Units (RSUs) | Percentage vesting on the third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	50.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	4,977,586
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Fair Value After Revaluation				5.6
Time to liquidity (in months)	6 months
Fair value per share	$ 1.11			$ 1.11
Vesting period	3 years
Lack of marketability discount rate percentage	15.00%
Risk free rate percentage	3.40%
Volatility percentage	60.00%
Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4
Fair value per share	$ 38.00
Aggregate fair value	0.4
Vesting period	18 months
Restricted Stock | Class A Common Stock | Percentage vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	50.00%
Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 0.30
Restricted Stock | Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2.9
Unrecognized compensation cost	1.4	1.4
Period for unrecognized compensation cost recognition	2 years
Fair value per share	$ 58.00
Aggregate fair value	2.4
2014 Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares permitted to be issued								8,586,614
Number of shares available for issuance	2,734,104	2,734,104
2014 Incentive Plan | Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					3,749	7,193
2014 Incentive Plan | Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					476,732	914,680
2014 Incentive Plan | Restricted Stock | Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					14,118		27,647
Share-based Compensation Arrangement by Share-based Payment Award, Value of Company Issued in Equity Awards, Percent	3.55%
Affiliated Entity and Management | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	4,977,586
SunEdison | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio (shares)			127.1624
General and Administrative Expense | Employee Stock Option and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 5.8
Class C Common Stock Converted To Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock conversion ratio (shares)			85.8661
Class C Common Stock Converted To Class A Common Stock | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 0.68
Class C Common Stock Converted To Class A Common Stock | 2014 Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					1,212,228		2,373,946